Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Disclosure of Analysis of Fair Value of Financial Instruments Carried at Amortised Cost

										Group
				2022					2021
		Fair value			Carrying			Fair value		Carrying
	Level 1	Level 2	Level 3	Fair value	value	Level 1	Level 2	Level 3	Fair value	value
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to customers	—	—	212,479	212,479	219,716	—	—	212,811	212,811	210,094
Loans and advances to banks	—	992	—	992	992	—	1,169	—	1,169	1,169
Reverse repurchase agreements - non trading	—	7,341	—	7,341	7,348	—	12,453	226	12,679	12,683
Other financial assets at amortised cost	144	—	—	144	156	164	348	—	512	506
	144	8,333	212,479	220,956	228,212	164	13,970	213,037	227,171	224,452
Liabilities
Deposits by customers	—	51	195,483	195,534	195,568	—	48	192,898	192,946	192,926
Deposits by banks	—	27,979	55	28,034	28,525	—	33,770	85	33,855	33,855
Repurchase agreements - non trading	—	7,982	—	7,982	7,982	—	11,718	—	11,718	11,718
Debt securities in issue	2,574	26,349	1,582	30,505	31,531	963	23,926	1,218	26,107	25,520
Subordinated liabilities	19	2,358	224	2,601	2,332	37	2,350	238	2,625	2,228
	2,593	64,719	197,344	264,656	265,938	1,000	71,812	194,439	267,251	266,247

Disclosure of Analysis of Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis
The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2022 and 31 December 2021, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

										Group
		2022				2021
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	2,044	—	2,044	—	1,193	1	1,194	A
	Interest rate contracts	—	2,399	7	2,406	—	1,547	—	1,547	A & C
	Equity and credit contracts	—	100	30	130	—	116	45	161	B & D
	Netting	—	(2,173)	—	(2,173)	—	(1,221)	—	(1,221)
		—	2,370	37	2,407	—	1,635	46	1,681
Other financial assets at FVTPL	Loans and advances to customers	—	—	45	45	—	—	74	74	A
	Debt securities	—	12	72	84	—	—	111	111	A, B & D
		—	12	117	129	—	—	185	185
Financial assets at FVOCI	Debt securities	5,996	28	—	6,024	5,833	—	—	5,833	D
	Loans and advances to customers	—	—	—	—	—	—	18	18	D
		5,996	28	—	6,024	5,833	—	18	5,851
Total assets at fair value		5,996	2,410	154	8,560	5,833	1,635	249	7,717

Liabilities
Derivative financial instruments	Exchange rate contracts	—	471	—	471	—	506	—	506	A
	Interest rate contracts	—	2,624	4	2,628	—	1,436	2	1,438	A & C
	Equity and credit contracts	—	17	8	25	—	24	30	54	B & D
	Netting	—	(2,173)	—	(2,173)	—	(1,221)	—	(1,221)
		—	939	12	951	—	745	32	777
Other financial liabilities at FVTPL	Debt securities in issue	—	477	3	480	—	555	5	560	A
	Structured deposits	—	321	—	321	—	223	—	223	A
	Collateral and associated financial guarantees	—	2	—	2	—	19	1	20	D
		—	800	3	803	—	797	6	803
Total liabilities at fair value		—	1,739	15	1,754	—	1,542	38	1,580

Summary of Fair Value Adjustment	The fair value adjustments are set out in the following table:

	2022	2021
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	(12)	(9)
- Uncertainty	12	20
- Credit risk adjustment	2	6
- Funding fair value adjustment	1	3
	3	20
Day One profit	1	—
	4	20

Disclosure of Analysis of Financial Instruments Valued Using Internal Models Based on Information Other than Market Data
The table below provides an analysis of financial instruments valued using internal models based on information other than market data together with further details on the valuation techniques used for each type of instrument. Each instrument is initially valued at transaction price:

			Balance sheet value		Fair value movements recognised in profit/(loss)

			2022	2021	2022	2021	2020
Balance sheet line item	Category	Financial instrument product type	£m	£m	£m	£m	£m
1. Derivative assets	Equity and credit contracts	Reversionary property interests	30	45	(8)	—	3
2. FVTPL assets	Loans and advances to customers	Roll-up mortgage portfolio	28	48	(18)	(5)	6
3. FVTPL assets	Loans and advances to customers	Other loans	17	26	(4)	(2)	3
4. FVTPL assets	Debt securities	Reversionary property securities	70	91	—	5	6
5. FVTPL assets	Debt securities	Credit linked notes	2	20	4	(5)	(16)
6. FVOCI assets	Loans and advances to customers	Other loans	—	18	—	(3)	(4)
7. Derivative liabilities	Equity contracts	Property options and forwards	(8)	(30)	4	(1)	(3)
8. FVTPL liabilities	Financial guarantees	Credit protection guarantee	—	(1)	1	6	16
			139	217	(21)	(5)	11
Other Level 3 assets			7	1	6	(1)	7
Other Level 3 liabilities			(7)	(7)	(2)	2	(1)
Total net assets			139	211
Total income/(expense)					(17)	(4)	17

Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy
The following table sets out the movements in Level 3 financial instruments in 2022 and 2021:

	Assets				Liabilities
	Derivatives	Other financial assets at FVTPL	Financial assets at FVOCI	Total	Derivatives	Other financial liabilities at FVTPL	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	46	185	18	249	(32)	(6)	(38)
Total (losses)/gains recognised:
Fair value movements(2)	(2)	(18)	—	(20)	2	1	3
Foreign exchange and other movements	—	—	—	—	—	—	—
Transfers in	—	—	—	—	(2)	—	(2)
Transfers out	—	—	—	—	—	—	—
Netting(1)	—	(8)	—	(8)	—	—	—
Sales	—	(5)	—	(5)	—	—	—
Settlements	(7)	(37)	(18)	(62)	20	2	22
At 31 December 2022	37	117	—	154	(12)	(3)	(15)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year(2)	(2)	(18)	—	(20)	2	1	3

At 1 January 2021	68	208	21	297	(32)	(8)	(40)
Total gains/(losses) recognised:
- Fair value movements	(1)	(7)	(3)	(11)	—	7	7
Netting(1)	—	23	—	23	—	(5)	(5)
Sales	—	(16)	—	(16)	—	—	—
Settlements	(21)	(23)	—	(44)	—	—	—
At 31 December 2021	46	185	18	249	(32)	(6)	(38)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	(1)	(7)	(3)	(11)	—	7	7
(1)This relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off between the principal amounts of the senior notes and the associated cash deposits. For more, see ‘ii) Credit protection entities’ in Note 19.
(2)Fair value movements relating to derivatives and other financial assets at FVTPL are recognised in other operating income in the income statement. Fair value movements relating to financial assets at FVOCI are recognised in the movement in fair value reserve (debt instruments).
Disclosure of Effects of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives Level Three

		Significant unobservable input				Sensitivity
			Assumption value			Favourable changes	Unfavourable changes
	Fair value		Range	Weighted average	Shift
2022	£m	Assumption description				£m	£m
1. Derivative assets – Equity and credit contracts:	30	HPI Forward growth rate	-5% to 5%	0.53%	1%	4	(4)
– Reversionary property derivatives		HPI Spot rate(2)	n/a	513	10%	4	(4)
2. FVTPL – Loans and advances to customers:	28	HPI Forward growth rate	-5% to 5%	1.39%	1%	1	(1)
– Roll-up mortgage portfolio
3. FVTPL – Loans and advances to customers:	17	Credit spreads	0.19% - 2.04%	0.98%	20%	—	—
– Other loans
4. FVTPL – Debt securities:	70	HPI Forward growth rate	-5% to 5%	0.53%	1%	1	(1)
– Reversionary property securities		HPI Spot rate(2)	n/a	513	10%	3	(3)
5. FVOCI - Loans and advances to customers:	—	Credit spreads	0.40% - 0.48%	0.48%	20%	—	—
– Other loans
6. Derivative liabilities – Equity contracts:	(8)	HPI Forward growth rate	-5% to 5%	-0.92%	1%	1	(1)
– Property options and forwards		HPI Spot rate(2)	n/a	491	10%	2	(3)

2021
1. Derivative assets – Equity and credit contracts:	45	HPI Forward growth rate	0% - 5%	2.56%	1%	6	(6)
– Reversionary property derivatives		HPI Spot rate(2)	n/a	483	10%	6	(6)
2. FVTPL – Loans and advances to customers:	48	HPI Forward growth rate	0% - 5%	2.68%	1%	2	(2)
– Roll-up mortgage portfolio
3. FVTPL – Loans and advances to customers:	26	Credit spreads	0.07% - 1.44%	0.50%	20%	—	—
– Other loans
4. FVTPL – Debt securities:	91	HPI Forward growth rate	0% - 5%	2.56%	1%	1	(1)
– Reversionary property securities		HPI Spot rate(2)	n/a	483	10%	4	(4)
5. FVOCI - Loans and advances to customers:(1)	18	Credit spreads	0.15% - 0.19%	0.04%	20%	—	—
– Other loans
6. Derivative liabilities – Equity contracts:	(30)	HPI Forward growth rate	0% - 5%	2.39%	1%	2	(2)
- Property-related options and forwards		HPI Spot rate(2)	n/a	469	10%	3	(3)
(1)The range of actual assumption values used to calculate the weighted average disclosure.
(2)The HPI spot rate in the weighted average column represents the HPI spot rate index level at 31 December 2022 and 2021.

Disclosure of Maturity Analysis of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments

						Group
	On demand	Not later than 3 months	Later than 3 months and not later than 1 year	Later than 1 year and not later than 5 years	Later than 5 years	Total

2022	£m	£m	£m	£m	£m	£m
Financial liabilities
Derivative financial instruments	—	206	120	496	255	1,077
Other financial liabilities at fair value through profit or loss	—	—	98	443	438	979
Deposits by customers	180,218	3,875	7,077	4,295	335	195,800
Deposits by banks	2,048	1,309	298	26,141	—	29,796
Repurchase agreements – non trading	—	7,984	3	—	—	7,987
Debt securities in issue	—	5,814	1,485	16,672	9,921	33,892
Subordinated liabilities	—	35	691	1,149	1,400	3,275
Lease liabilities	—	—	32	80	26	138
Total financial liabilities	182,266	19,223	9,804	49,276	12,375	272,944
Off-balance sheet commitments given	19,089	787	898	7,508	3,554	31,836

2021
Financial liabilities
Derivative financial instruments	—	74	58	389	288	809
Other financial liabilities at fair value through profit or loss	—	6	8	553	236	803
Deposits by customers	177,926	3,107	4,691	5,750	1,583	193,057
Deposits by banks	1,377	551	41	31,986	—	33,955
Repurchase agreements – non trading	—	11,419	299	—	—	11,718
Debt securities in issue	—	4,993	2,725	11,921	6,552	26,191
Subordinated liabilities	—	32	98	1,547	2,020	3,697
Lease liabilities	—	—	32	78	31	141
Total financial liabilities	179,303	20,182	7,952	52,224	10,710	270,371
Off-balance sheet commitments given	20,519	5,359	5,734	5,523	574	37,709